Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of contingent liabilities and commitments [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 38,647	£ 41,608
Contingent Liability for Guarantees
Disclosure of contingent liabilities and commitments [line items]
Guarantees given to third parties	1,026	1,198
Loan commitments | Not Later Than 1 Year
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	16,592	18,256
Loan commitments | More than One Year
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	£ 21,029	£ 22,154